Expense Example {- Fidelity® International Discovery Fund} - 10.31 Fidelity International Discovery Fund - AMCIZ PRO-10 - Fidelity® International Discovery Fund	Dec. 30, 2020 USD ($)
Fidelity International Discovery Fund-Class A
Expense Example:
1 year	$ 706
3 years	981
5 years	1,277
10 years	2,116
Fidelity International Discovery Fund-Class M
Expense Example:
1 year	508
3 years	840
5 years	1,195
10 years	2,194
Fidelity International Discovery Fund-Class C
Expense Example:
1 year	319
3 years	676
5 years	1,159
10 years	2,493
Fidelity International Discovery Fund-Class I
Expense Example:
1 year	106
3 years	331
5 years	574
10 years	1,271
Fidelity International Discovery Fund-Class Z
Expense Example:
1 year	93
3 years	290
5 years	504
10 years	$ 1,120